Destra Multi-Alternative Fund
Schedule of Investments (unaudited)
June 30, 2025

Shares/ Contracts/ Principal		Fair Value
	COMMON STOCKS – 12.7%
	BANKING – 0.8%
9,400	Bank of America Corp.	$444,809
1,306	JPMorgan Chase & Company	378,622
		823,431
	BIOTECH & PHARMA – 0.8%
1,463	Amgen, Inc.	408,485
2,014	Zoetis, Inc.	314,083
		722,568
	BIOTECHNOLOGY – 0.7%
3,603	Corteva, Inc.	268,532
13,708	Viking Therapeutics, Inc.(1)	363,262
		631,794
	CHEMICALS – 0.4%
1,314	Ecolab, Inc.	354,044

	COMPUTERS – 0.4%
4,498	Cognizant Technology Solutions Corp., Class A	350,979

	DIVERSIFIED FINANCIAL SERVICES – 0.3%
843	American Express Co.	268,900

	ELECTRIC – 0.7%
3,664	Carrier Global Corp.	268,168
4,814	NextEra Energy, Corp.	334,188
		602,356
	ELECTRICAL EQUIPMENT – 0.6%
3,366	Johnson Controls International PLC	355,517
760	Rockwell Automation, Inc.	252,449
		607,966
	FOOD – 0.3%
966	McDonald’s Corp.	282,236

	HEALTH CARE – PRODUCTS – 0.4%
2,311	Natera, Inc.(1)	390,420

	INSTITUTIONAL FINANCIAL SERVICES – 0.4%
1,536	Cboe Global Markets, Inc.	358,211

	INSURANCE – 0.9%
5,420	MetLife, Inc.	435,876
1,363	Travelers Companies, Inc. (The)	364,657
		800,533
Shares/ Contracts/ Principal		Fair Value
	COMMON STOCKS (continued)
	LEISURE FACILITIES & SERVICES – 0.6%
1,638	Darden Restaurants, Inc.	$357,035
1,743	Shake Shack, Inc., Class A(1)	245,066
		602,101
	LEISURE PRODUCTS – 0.3%
297	Axon Enterprise, Inc.(1)	245,898

	OIL & GAS PRODUCERS – 0.4%
2,454	Diamondback Energy, Inc.	337,180

	PHARMACEUTICALS – 0.8%
2,277	AbbVie, Inc.	422,657
1,999	Cardinal Health, Inc.	335,832
		758,489
	RETAIL – 0.3%
2,045	TJX Companies, Inc.	252,537

	RETAIL – DISCRETIONARY – 0.3%
808	Home Depot, Inc. (The)	296,245

	SEMICONDUCTORS – 0.3%
919	Broadcom, Inc.	253,322

	SOFTWARE – 1.5%
1,049	Guidewire Software, Inc.(1)	246,987
930	Microsoft Corp.	462,591
1,100	Oracle Corporation	240,493
1,098	Snowflake, Corp., Class A(1)	245,699
785	Zscaler, Inc.(1)	246,443
		1,442,213
	TECHNOLOGY HARDWARE – 0.7%
5,723	Cisco Systems, Inc.	397,061
4,789	Corning, Inc.	251,854
		648,915
	TECHNOLOGY SERVICES – 0.4%
4,934	Fidelity National Information Services, Inc.	401,677

	TELECOMMUNICATIONS – 0.4%
1,531	T-Mobile US, Inc.	364,776

	TOTAL COMMON STOCKS (Cost $11,581,138)	11,796,791

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Shares/ Contracts/ Principal		Fair Value
	PRIVATE COMPANIES – 20.0%
400,000	AlwaysAI – Senior Secured Promissory Note, 12.00%, 08/14/25(2),(3)	$400,000
950,000	AlwaysAI, Inc., Convertible Debt, 8.00%, 05/31/26(2),(3)	950,000
2,000,000	AlwaysAI, Inc., Convertible Debt, 8.00%, 09/29/25(2),(3)	2,000,000
254,113	AlwaysAI, Inc., Series A-1 Preferred Stock(1),(2),(3)	767,218
490,767	AlwaysAI, Inc., Series B Preferred Stock(1),(2),(3)	1,698,545
179,641	Clear Street Group Inc., Series B-1 Preferred Stock(1),(2),(3)	2,094,614
332,938	Copia Wealth Studios Common Shares(1),(2),(3)	676,763
1,064,396	Copia Wealth Studios Series Seed-2 Preferred Shares(1),(2),(3)	3,059,713
23,723	Eat Just, Inc., Series F Common Stock(1),(2),(3)	437,689
270,367	Home Services Champ, Inc., Common Stock (formerly GOSITE, Inc., Series A-1 Common Stock)(1),(2),(3)	1,208,540
937,500	Iridia, Inc., Convertible Debt, 8.00%, 12/12/27(2),(3)	997,829
497,216	Iridia, Inc., Series A-3 Preferred Stock(1),(2),(3)	772,027
302,525	Nurture Life, Inc., Series B-1 Preferred Stock(1),(2),(3)	499,923
2,085,412	Nurture Life, Inc., Series B-2 Preferred Stock(1),(2),(3)	2,993,817
		18,556,678
	TOTAL PRIVATE COMPANIES (Cost $17,410,683)	18,556,678

	REAL ESTATE INVESTMENT TRUSTS – 18.2%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 7.1%
2,984	American Tower Corp., A	659,524
2,798	AvalonBay Communities, Inc.	569,393
6,109	Digital Realty Trust, Inc.	1,064,982
689	Equinix, Inc.	548,079
17,773	Invitation Homes, Inc.	582,954
4,095	Prologis, Inc.	430,466
12,647	Rexford Industrial Realty, Inc.	449,854
23,859	VICI Properties, Inc.	777,803
10,080	Welltower, Inc.	1,549,599
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	6,632,654
Shares/ Contracts/ Principal		Fair Value
	REAL ESTATE INVESTMENT TRUSTS (continued)
	NON-LISTED REIT – 3.0%
86,203	National Healthcare Properties, Inc., Common Stock (formerly Healthcare Trust, Inc., Common Stock)(1),(2),(3)*	$2,732,924
	TOTAL NON-LISTED REIT	2,732,924

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 8.1%
715,000	Aventine Property Group, Inc., Common Stock(2),(3)	5,162,300
715,000	Treehouse Real Estate Investment Trust, Inc., Common Stock(1),(2),(3)	2,345,200
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	7,507,500
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,533,506)	16,873,078

	ALTERNATIVE INVESTMENT FUNDS – 34.3%
250	Arboretum Core Asset Fund, L.P.(3),(4)	1,961,247
—	Canyon CLO Fund II L.P.(2),(3),(5)	7,126,096
—	Canyon CLO Fund III Cayman Ltd(2),(3),(5)	15,707,094
372	Clarion Lion Industrial Trust(3),(4)	1,372,630
159	Preservation REIT 1, Inc.(1),(3),(4)	5,610,356
	TOTAL ALTERNATIVE INVESTMENT FUNDS (Cost $25,629,112)	31,777,423

	EXCHANGE-TRADED FUNDS – 2.8%
	EQUITY – 0.5%
17,005	Direxion Daily Real Estate Bear 3X Shares	428,866

	FIXED INCOME – 2.3%
42,305	Janus Henderson AAA CLO ETF	2,146,979

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,700,633)	2,575,845

	MEDIUM TERM NOTES – 8.3%
	DIVERSIFIED FINANCIAL SERVICES – 8.3%
1,250,000	Barclays Bank PLC, 0.00%, 04/14/27(2),(3),(6)	1,250,000
1,250,000	Barclays Bank PLC, 0.00%, 04/14/27(2),(3),(6)	1,250,000
1,750,000	BNP Paribas S.A., 0.00%, 03/08/27(2),(3)	1,750,000
1,750,000	BNP Paribas S.A., 0.00%, 03/08/27(2),(3)	1,750,000

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Shares/ Contracts/ Principal		Fair Value
	MEDIUM TERM NOTES (continued)
	DIVERSIFIED FINANCIAL SERVICES (continued)
850,000	Goldman Sachs Finance Corp., 0.00%, 04/20/27(2),(3)	$850,000
850,000	Goldman Sachs Finance Corp., 0.00%, 04/22/27(2),(3)	850,000
	TOTAL MEDIUM TERM NOTES (Cost $7,700,000)	7,700,000

	WARRANTS – 0.6%
	FOOD – 0.6%
878,570	Nurture Life, Inc., 12/24/32(1),(2),(3)	524,243

	SOFTWARE – 0.0%(7)
1	AlwaysAI, Inc., 09/29/33(1),(2),(3)	—

	TOTAL WARRANTS (Cost $0)	524,243

	CONTINGENT VALUE RIGHTS – 0.3%
	PHARMACEUTICALS – 0.0%(7)
142,000	Bristol-Myers Squibb Co., 03/31/21(1),(2)	—

	REAL ESTATE – 0.3%
456,540	Hospitality Investors Trust, Inc., 06/29/26(1),(2),(3)*	241,226
579,536	Ready Capital Corp., 03/16/25(1),(2),(3)*	—

	TOTAL CONTINGENT VALUE RIGHTS (Cost $10,690,110)	241,226

	SHORT-TERM INVESTMENTS – 9.5%
	MONEY MARKET FUNDS – 9.5%
8,819,527	Fidelity Investments Money Market Government Portfolio, Class I, 4.18% (Cost $8,819,527)(8),(9)	8,819,527

	PURCHASED OPTIONS CONTRACTS* – 2.3%
	CALL OPTIONS – 2.3%
9	Adobe, Inc. Exercise Price: $615, Notional Amount: $553,500, Expiration Date: 08/15/2025(1)	572
6	Adobe, Inc. Exercise Price: $670, Notional Amount: $402,000, Expiration Date: 08/15/2025(1)	258
12	Adobe, Inc. Exercise Price: $590, Notional Amount: $708,000, Expiration Date: 09/19/2025(1)	486
9	Adobe, Inc. Exercise Price: $460, Notional Amount: $414,000, Expiration Date: 03/20/2026(1)	18,293
Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS* (continued)
	CALL OPTIONS (continued)
8	Adobe, Inc. Exercise Price: $500, Notional Amount: $400,000, Expiration Date: 03/20/2026(1)	$10,104
37	Advanced Micro Devices, Inc. Exercise Price: $140, Notional Amount: $518,000, Expiration Date: 07/18/2025(1)	22,755
37	Advanced Micro Devices, Inc. Exercise Price: $160, Notional Amount: $592,000, Expiration Date: 07/18/2025(1)	2,590
30	Advanced Micro Devices, Inc. Exercise Price: $175, Notional Amount: $525,000, Expiration Date: 09/19/2025(1)	9,450
24	Advanced Micro Devices, Inc. Exercise Price: $195, Notional Amount: $468,000, Expiration Date: 09/19/2025(1)	3,528
35	Affirm Holdings, Inc. Exercise Price: $90, Notional Amount: $315,000, Expiration Date: 09/19/2025(1)	9,555
8	AppLovin Corp. Exercise Price: $390, Notional Amount: $312,000, Expiration Date: 11/21/2025(1)	44,560
91	Block, Inc. Exercise Price: $100, Notional Amount: $910,000, Expiration Date: 09/19/2025(1)	4,550
50	Block, Inc. Exercise Price: $73, Notional Amount: $365,000, Expiration Date: 01/16/2026(1)	40,500
56	Block, Inc. Exercise Price: $75, Notional Amount: $420,000, Expiration Date: 03/20/2026(1)	49,840
58	Cava Group, Inc. Exercise Price: $145, Notional Amount: $841,000, Expiration Date: 09/19/2025(1)	2,465
52	Cava Group, Inc. Exercise Price: $160, Notional Amount: $832,000, Expiration Date: 09/19/2025(1)	2,938
22	Cava Group, Inc. Exercise Price: $105, Notional Amount: $231,000, Expiration Date: 01/16/2026(1)	15,400
39	Cava Group, Inc. Exercise Price: $120, Notional Amount: $468,000, Expiration Date: 01/16/2026(1)	15,990

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS* (continued)
	CALL OPTIONS (continued)
47	Cava Group, Inc. Exercise Price: $95, Notional Amount: $446,500, Expiration Date: 03/20/2026(1)	$58,280
29	Cava Group, Inc. Exercise Price: $105, Notional Amount: $304,500, Expiration Date: 03/20/2026(1)	27,260
71	Chipotle Mexican Grill, Inc. Exercise Price: $55, Notional Amount: $390,500, Expiration Date: 01/16/2026(1)	47,570
7	Duolingo, Inc. Exercise Price: $540, Notional Amount: $378,000, Expiration Date: 03/20/2026(1)	31,255
4	Eli Lilly & Co. Exercise Price: $920, Notional Amount: $368,000, Expiration Date: 03/20/2026(1)	20,500
5	Eli Lilly & Co. Exercise Price: $860, Notional Amount: $430,000, Expiration Date: 06/18/2026(1)	42,675
16	Flutter Entertainment PLC Exercise Price: $300, Notional Amount: $480,000, Expiration Date: 01/16/2026(1)	37,520
103	Gitlab, Inc. Exercise Price: $85, Notional Amount: $875,500, Expiration Date: 09/19/2025(1)	1,030
65	Gitlab, Inc. Exercise Price: $60, Notional Amount: $390,000, Expiration Date: 10/17/2025(1)	9,035
52	Gitlab, Inc. Exercise Price: $63, Notional Amount: $327,600, Expiration Date: 01/16/2026(1)	13,000
20	Guidewire Software, Inc. Exercise Price: $250, Notional Amount: $500,000, Expiration Date: 01/16/2026(1)	42,500
19	Guidewire Software, Inc. Exercise Price: $260, Notional Amount: $494,000, Expiration Date: 01/16/2026(1)	31,920
26	Howmet Aerospace, Inc. Exercise Price: $180, Notional Amount: $468,000, Expiration Date: 01/16/2026(1)	65,520
Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS* (continued)
	CALL OPTIONS (continued)
22	Howmet Aerospace, Inc. Exercise Price: $200, Notional Amount: $440,000, Expiration Date: 06/18/2026(1)	$53,900
6	HubSpot, Inc. Exercise Price: $830, Notional Amount: $498,000, Expiration Date: 12/19/2025(1)	4,380
5	HubSpot, Inc. Exercise Price: $700, Notional Amount: $350,000, Expiration Date: 01/16/2026(1)	12,735
5	HubSpot, Inc. Exercise Price: $820, Notional Amount: $410,000, Expiration Date: 01/16/2026(1)	4,600
5	HubSpot, Inc. Exercise Price: $840, Notional Amount: $420,000, Expiration Date: 01/16/2026(1)	3,800
7	HubSpot, Inc. Exercise Price: $600, Notional Amount: $420,000, Expiration Date: 03/20/2026(1)	47,985
7	Meta Platforms, Inc. Exercise Price: $820, Notional Amount: $574,000, Expiration Date: 06/18/2026(1)	56,735
22	Natera, Inc. Exercise Price: $180, Notional Amount: $396,000, Expiration Date: 12/19/2025(1)	35,640
19	Natera, Inc. Exercise Price: $185, Notional Amount: $351,500, Expiration Date: 12/19/2025(1)	28,120
30	Natera, Inc. Exercise Price: $190, Notional Amount: $570,000, Expiration Date: 01/16/2026(1)	43,500
4	Netflix, Inc. Exercise Price: $1,400, Notional Amount: $560,000, Expiration Date: 06/18/2026(1)	74,392
34	NVIDIA Corp. Exercise Price: $170, Notional Amount: $578,000, Expiration Date: 09/19/2025(1)	27,200
28	NVIDIA Corp. Exercise Price: $175, Notional Amount: $490,000, Expiration Date: 09/19/2025(1)	17,640
28	NVIDIA Corp. Exercise Price: $180, Notional Amount: $504,000, Expiration Date: 09/19/2025(1)	14,140

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS* (continued)
	CALL OPTIONS (continued)
42	NVIDIA Corp. Exercise Price: $155, Notional Amount: $651,000, Expiration Date: 11/21/2025(1)	$83,243
21	Oracle Corporation Exercise Price: $250, Notional Amount: $525,000, Expiration Date: 07/18/2025(1)	735
30	Palo Alto Networks, Inc. Exercise Price: $225, Notional Amount: $675,000, Expiration Date: 09/19/2025(1)	18,000
63	PayPal Holdings, Inc. Exercise Price: $95, Notional Amount: $598,500, Expiration Date: 09/19/2025(1)	2,520
100	Pinterest, Inc. Exercise Price: $47, Notional Amount: $470,000, Expiration Date: 01/16/2026(1)	16,500
100	Pinterest, Inc. Exercise Price: $40, Notional Amount: $400,000, Expiration Date: 03/20/2026(1)	45,000
97	Pinterest, Inc. Exercise Price: $42, Notional Amount: $407,400, Expiration Date: 06/18/2026(1)	44,378
18	Reddit, Inc. Exercise Price: $175, Notional Amount: $315,000, Expiration Date: 11/21/2025(1)	35,550
18	Reddit, Inc. Exercise Price: $210, Notional Amount: $378,000, Expiration Date: 11/21/2025(1)	22,500
37	Rubrik, Inc. Exercise Price: $105, Notional Amount: $388,500, Expiration Date: 01/16/2026(1)	39,405
21	Salesforce, Inc. Exercise Price: $380, Notional Amount: $798,000, Expiration Date: 09/19/2025(1)	1,554
20	Salesforce, Inc. Exercise Price: $390, Notional Amount: $780,000, Expiration Date: 01/16/2026(1)	4,920
14	Salesforce, Inc. Exercise Price: $330, Notional Amount: $462,000, Expiration Date: 03/20/2026(1)	18,550
15	Salesforce, Inc. Exercise Price: $350, Notional Amount: $525,000, Expiration Date: 03/20/2026(1)	14,025
Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS* (continued)
	CALL OPTIONS (continued)
16	Salesforce, Inc. Exercise Price: $290, Notional Amount: $464,000, Expiration Date: 06/18/2026(1)	$51,584
1	Shake Shack, Inc. Exercise Price: $150, Notional Amount: $15,000, Expiration Date: 03/20/2026(1)	1,975
32	Shift4 Payments, Inc. Exercise Price: $100, Notional Amount: $320,000, Expiration Date: 01/16/2026(1)	43,520
36	Shift4 Payments, Inc. Exercise Price: $105, Notional Amount: $378,000, Expiration Date: 01/16/2026(1)	41,400
29	Shopify, Inc. Exercise Price: $130, Notional Amount: $377,000, Expiration Date: 01/16/2026(1)	36,105
51	Shopify, Inc. Exercise Price: $150, Notional Amount: $765,000, Expiration Date: 01/16/2026(1)	35,190
30	Shopify, Inc. Exercise Price: $135, Notional Amount: $405,000, Expiration Date: 03/20/2026(1)	41,250
19	Take-Two Interactive Software, Inc. Exercise Price: $240, Notional Amount: $456,000, Expiration Date: 03/20/2026(1)	59,945
16	Take-Two Interactive Software, Inc. Exercise Price: $250, Notional Amount: $400,000, Expiration Date: 03/20/2026(1)	40,864
9	Tesla, Inc. Exercise Price: $400, Notional Amount: $360,000, Expiration Date: 11/21/2025(1)	20,385
26	Trade Desk, Inc. (The) Exercise Price: $140, Notional Amount: $364,000, Expiration Date: 07/18/2025(1)	13
46	Trade Desk, Inc. (The) Exercise Price: $150, Notional Amount: $690,000, Expiration Date: 07/18/2025(1)	23
86	Trade Desk, Inc. (The) Exercise Price: $150, Notional Amount: $1,290,000, Expiration Date: 09/19/2025(1)	2,150
75	Uber Technologies, Inc. Exercise Price: $95, Notional Amount: $712,500, Expiration Date: 09/19/2025(1)	48,750

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS* (continued)
	CALL OPTIONS (continued)
41	Uber Technologies, Inc. Exercise Price: $100, Notional Amount: $410,000, Expiration Date: 01/16/2026(1)	$35,506
8	Vertex Pharmaceuticals, Inc. Exercise Price: $500, Notional Amount: $400,000, Expiration Date: 06/18/2026(1)	31,600
6	Vertex Pharmaceuticals, Inc. Exercise Price: $580, Notional Amount: $348,000, Expiration Date: 06/18/2026(1)	9,930
66	Vertiv Holdings Company Exercise Price: $140, Notional Amount: $924,000, Expiration Date: 09/19/2025(1)	61,050
27	Vertiv Holdings Company Exercise Price: $140, Notional Amount: $378,000, Expiration Date: 01/16/2026(1)	45,090
20	Wix.com Ltd. Exercise Price: $270, Notional Amount: $540,000, Expiration Date: 11/21/2025(1)	3,200
20	Wix.com Ltd. Exercise Price: $175, Notional Amount: $350,000, Expiration Date: 01/16/2026(1)	30,900
31	Wix.com Ltd. Exercise Price: $250, Notional Amount: $775,000, Expiration Date: 01/16/2026(1)	9,455
	TOTAL CALL OPTIONS PURCHASED (Cost – $3,561,826)	2,103,431

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost – $3,561,826)	2,103,431

	TOTAL INVESTMENTS – 109.0% (Cost $116,626,535)	100,968,242
	LIABILITIES IN EXCESS OF OTHER ASSETS – (9.0)%	(8,344,408)
	NET ASSETS – 100.0%	$92,623,834
Shares/ Contracts/ Principal		Fair Value
	WRITTEN OPTION CONTRACTS* – (0.1)%
	CALL OPTIONS – (0.1)%
94	Bank of America Corporation Exercise Price: $43, Notional Amount: $408,200, Expiration Date: 07/18/2025(1)	$(45,214)
11	Oracle Corporation Exercise Price: $170, Notional Amount: $187,000, Expiration Date: 07/18/2025(1)	(55,968)
	TOTAL CALL OPTIONS (Proceeds – $(19,966))	(101,182)
	TOTAL WRITTEN OPTION CONTRACTS (Proceeds – $(19,966))	(101,182)

	EXCHANGE-TRADED FUNDS SOLD SHORT – (0.9)%
	EQUITY – (0.9)%
(9,800)	ProShares UltraPro QQQ	(813,400)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT – (Proceeds – $167,745)	(813,400)

	TOTAL SHORT SECURITIES – (Proceeds – $(187,711))	$(914,582)

(1)	Non-income producing security.
(2)	Fair valued using significant unobservable inputs.
(3)	Restricted investment as to resale.
(4)	Investments in Alternative Investment Funds are valued using net asset value as a practical expedient.
(5)	Alternative investment fund does not issue shares.
(6)	Variable rate security; the rate shown represents the rate on June 30, 2025.
(7)	Percentage rounds to less than 0.1%.
(8)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(9)	All or a portion of this security is held as collateral for securities sold short.

*	All securities are pledged as collateral except for securities identified with a * superscript.

ETF – Exchange-Traded Fund

LP – Limited Partnership

REIT – Real Estate Investment Trusts

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
June 30, 2025

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Alternative Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at June 30, 2025 is as follows:

Security Description	Acquisition Date	Cost		Value	% of Net Assets
AlwaysAI, Inc., Convertible Debt	10/2/2023	$2,000,000		$2,000,000	2.2%
AlwaysAI, Inc., Convertible Debt	5/31/2024	950,000		950,000	1.0
AlwaysAI, Inc., Preferred Stock	1/5/2021	399,999		767,218	0.8
AlwaysAI, Inc., Preferred Stock	2/22/2022	1,599,999		1,698,545	1.8
AlwaysAI, Inc., Senior Secured Promissory Note	2/5/2025	400,000		400,000	0.4
AlwaysAI, Inc., Warrants	10/2/2023	—	(1)	—	—
Arboretum Core Asset Fund LP	8/2/2018	2,315,068		1,961,247	2.1
Aventine Property Group, Inc.	1/13/2021	5,692,400		5,162,300	5.6
Barclays Bank PLC	4/9/2025	1,250,000		1,250,000	1.3
Barclays Bank PLC	4/9/2025	1,250,000		1,250,000	1.3
BNP Paribas S.A.	3/3/2025	1,750,000		1,750,000	1.9
BNP Paribas S.A.	3/3/2025	1,750,000		1,750,000	1.9
Canyon CLO Fund II L.P.	2/25/2019	6,132,077		7,126,096	7.7
Canyon CLO Fund III (Cayman) Ltd.	3/1/2022	13,243,419		15,707,094	17.0
Clarion Lion Industrial Trust	6/29/2015	511,381		1,372,630	1.5
Clear Street Group, Inc.	5/11/2022	1,500,000		2,094,614	2.3
Copia Wealth Studios – Common Shares	5/22/2024	333		676,763	0.7
Copia Wealth Studios – Preferred Shares	4/1/2024	3,000,000		3,059,713	3.3
Eat Just, Inc.	6/11/2021	515,501		437,689	0.5
Goldman Sachs Finance Corp.	4/15/2025	850,000		850,000	0.9
Goldman Sachs Finance Corp.	4/15/2025	850,000		850,000	0.9
Home Services Champ, Inc., Common Stock (formerly GOSITE, Inc., Series A-1 Common Stock)	7/31/2020	2,099,998		1,208,540	1.3
Hospitality Investors Trust, Inc.	2/17/2015	10,530,898		241,226	0.3
Iridia, Inc., Convertible Debt	12/23/2024	937,500		997,829	1.1
Iridia, Inc., Preferred Stock	2/25/2021	750,000		772,027	0.8
National Healthcare Properties, Inc., Common Stock (formerly Healthcare Trust, Inc., Common Stock)	3/30/2012	7,439,974		2,732,924	3.0
Nurture Life, Inc., Preferred Stock	8/2/2022	500,000		499,923	0.5
Nurture Life, Inc., Preferred Stock	2/18/2025	2,757,353		2,993,817	3.2
Nurture Life, Inc., Warrants	12/23/2022	—		524,243	0.6
Preservation REIT 1, Inc.	10/22/2019	3,427,166		5,610,356	6.1
Ready Capital Corp., Contingent Value Rights	7/6/2017	—	(1)	—	—
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	8,536,850		2,345,200	2.5
Total		$82,939,916		$69,039,994	74.5%

(1)	Transferred at no cost as a result of a corporate action.